Derivative Instruments and Hedging Activities - Schedule of Effect of Derivative Instruments, Included in Interest Expense, Net in Consolidated Statements of Operations (Detail) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Derivative [Line Items]
Total loss on derivative financial instruments	$ 1,738	$ 3,483
Put Option Embedded Derivative [Member]
Derivative [Line Items]
Embedded derivative Included in other expense, net	732
Included in Interest Expense, Net [Member] | Interest Rate Caps [Member]
Derivative [Line Items]
Undesignated interest rate	$ 1,006
Included in Interest Expense, Net [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Undesignated interest rate		$ 3,483